Share units (Details Narrative) - CAD ($)								12 Months Ended
	Nov. 17, 2022	Sep. 19, 2022	Jul. 25, 2022	Apr. 20, 2022	Jan. 20, 2022	Apr. 13, 2021	Jan. 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2022
IfrsStatementLineItems [Line Items]
Market price	$ 0.81	$ 1.60	$ 2.29	$ 2.75		$ 8.73	$ 6.10
Share units issued	$ 0.80			$ 2.69
Market price	2.70%				2.58%
share based compensation expense								$ 5,112,683	$ 13,095,187
Two zero two one [member]
IfrsStatementLineItems [Line Items]
Share options vest				34,000			304,709
Two zero two two [member]
IfrsStatementLineItems [Line Items]
Share options vest				503,308			247,890
Two zero two three [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,868			17,000			191,072
Two zero two four [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,868			503,308
Two zero two five [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,872			503,351
Share unit plan [member]
IfrsStatementLineItems [Line Items]
Conversion rate									4.00%
Other conversion rate									10.00%
Shares issue	437,636			1,922,877		1,242,577	1,251,162			42,838
Share unit plan [member] | Two zero two one [member]
IfrsStatementLineItems [Line Items]
Share options vest	155,018			166,666			530,692
Share unit plan [member] | Two zero two two [member]
IfrsStatementLineItems [Line Items]
Share options vest	102,507			557,608			417,054
Share unit plan [member] | Two zero two three [member]
IfrsStatementLineItems [Line Items]
Share options vest	90,007			83,334			303,416
Share unit plan [member] | Two zero two four [member]
IfrsStatementLineItems [Line Items]
Share options vest	90,014			557,608
Share unit plan [member] | Two zero two five [member]
IfrsStatementLineItems [Line Items]
Share options vest				557,661
Share unit plan [member] | Director and officers [member]
IfrsStatementLineItems [Line Items]
Shares issue	401,229			1,531,349		636,887	1,158,772
Share unit plan [member] | Consultants [member]
IfrsStatementLineItems [Line Items]
Shares issue						178,293